Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001443646
Registrant Name	Booz Allen Hamilton Holding Corp
Registration File Number	333-297693
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES